Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
Ordinary shares
14	Ordinary shares

On January 8, 2014, the Company was incorporated in the Cayman Islands with authorized share capital of HKD 380,000 divided into 3,800,000,000 shares of a nominal or par value of HKD 0.0001 each. Upon the incorporation of the Company, one subscriber’s share was allotted and issued to Kevin Butler at a consideration of HKD 0.0001, representing 100% of the entire ordinary share of the Company. On the same date, such share was transferred to Complete Joy Investments Limited (“Complete Joy”) at Nil consideration. As a result, Complete Joy was the sole owner of the Company.

On July 11, 2018, the Company repurchased a total of 1,230,434,041 shares of HKD 0.0001 each share, following by issuing a total of 1,230,434,040 shares of USD 0.0001 each share. As the result of the above redenomination, the par value of the Company’s shares has been changed from HKD 0.0001 to USD 0.0001, and its authorized share capital has been increased to USD 380,000 divided into 3,800,000,000 shares of USD 0.0001 each.

Upon its initial public offering in November 2018 and the subsequent exercise of the over-allotment options, the Company issued a total of 133,209,200 ordinary shares. Following a change in the ADS-to-ordinary share ratio effective September 5, 2025, each ADS represents 200 Class A ordinary shares.

On December 10, 2025, the Company adopted a dual-class share structure by amending its authorized share capital. Following the amendment, the authorized share capital consists of 18,000,000,000 Class A ordinary shares and 2,000,000,000 Class B ordinary shares, each with a par value of US$0.0001 per share. Upon the adoption of the dual-class structure, the Company’s existing ordinary shares were re-designated as Class A ordinary shares on a one-for-one basis.

Holders of Class A and Class B ordinary shares have identical rights to dividends and distributions, including upon liquidation. The two classes differ only with respect to voting rights, with each Class A ordinary share entitled to one vote per share and each Class B ordinary share entitled to twenty votes per share.

In July 2021, the Company issued 187,933,720 ordinary shares to a depositary as a reserve for future issuances upon the exercise of share options granted under the Company’s share incentive plan. The shareholder rights associated with these shares, including voting and dividend rights, are waived until the underlying options are exercised. Accordingly, these shares are considered issued but not outstanding and are excluded from the computation of earnings per share until such time as the shares are transferred to the option holders upon exercise.

As of December 31, 2025, the Company had 1,559,576,960 Class A ordinary shares issued, of which 187,933,720 shares were issued but not outstanding as described above. Accordingly, the Company had 1,371,643,240 Class A ordinary shares outstanding as of December 31, 2025. No Class B ordinary shares have been issued or are outstanding as of December 31, 2025.